INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAX AND DEFERRED TAX ASSETS
Current		$ 6,960
Deferred tax adjustment	$ (5,321)	3,469
(Income tax benefit) income tax	$ (5,321)	$ 10,429